S000065838 [Member] Average Annual Total Returns		12 Months Ended	39 Months Ended	60 Months Ended	66 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex-US Index
Prospectus [Line Items]
Average Annual Return, Percent		4.70% [1]	2.34%	5.10% [1]	5.89% [1]
Northern Trust Developed Markets ex-US Quality Low Volatility Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%		3.25%	4.13%
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.28%		3.06%	3.91%
Performance Inception Date					Jul. 15, 2019
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.78%		2.54%	3.39%
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.89%		2.47%	3.14%

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Reflects no deduction for fees, expenses or taxes.